Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 13: — COMMITMENTS AND CONTINGENT LIABILITIES

a.
Companies of the Group have leased offices, warehouse space, and equipment under operating leases for periods through 2026. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2022
3/31/2023	$2,238
3/31/2024	1,578
3/31/2025	1,289
3/31/2026	1,057
$6,162

Total rent expenses were $1,684, $1,951, and $1,875 for the years ended March 31, 2022, 2021, and 2020, respectively.

Effective April 1, 2019, the Company adopted ASU 2016-02, using the modified retrospective method. The adoption of ASU 2016-02 does not have a material impact on our financial position or results of operations.

b.
Royalty commitments:

The Company is committed to pay royalties at the rate of 3.0% to 3.5% to the government of Israel through the IIA on proceeds from the sale of products in which the government participates in the research and development by way of grants. The obligation to pay these royalties is contingent on actual sales of the products and, in the absence of such sales, no payment is required. The commitment is on a product by product basis, in an amount not exceeding the total of the grants received by the Company, including interest accrued thereon, and is linked to the USD. Grants are subject to interest at a rate of LIBOR (cost of borrowing funds in USD). As of March 31, 2022 and 2021, the aggregate contingent liability to the IIA was $14,072 and $13,805, respectively.

Royalty payments to the IIA were $0, $0, and $0 for the years ended March 31, 2022, 2021, and 2020, respectively.

c.
Legal proceedings:

From time to time, we are a party to routine litigation incidental to our business, including patent litigation resulting from our use of the patent challenge procedures set forth in the Hatch Waxman Act, product liability litigations, and employment litigations, none of which, individually or in the aggregate, are expected to have a material effect on our financial position or profitability. Other litigation, as disclosed herein, may have a material adverse effect on our financial position or profitability. The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable, and the amount thereof is estimable. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

1.
Legal actions commenced by the Company:

The Company has completed its tax assessments with the Israeli tax authorities for years through March 31, 2016. On March 28, 2022, the ITA issued a tax assessment with respect to March 31, 2017, and the total tax liability arising from the assessment as of the date of its issuance amounts to NIS 38.5 million ($12.3 million), including interest and linkage to the Israeli Customer Price Index. The Company filed its tax objection to the ITA on May 26, 2022. The

ITA has one year, until May 25, 2023 to ask additional questions and either affirm, modify or withdraw their assessment. With respect to the years ending March 31, 2018 and through March 31, 2020, the Company is under examination by the ITA. The Company may be also subject to examination by the Israeli tax authorities for the years ending March 31, 2021 and onward. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examination of these years.

2.
Generic drug industry pricing investigations and related litigation:

Taro U.S.A. reached a global resolution with the DOJ Antitrust Division and Civil Division in connection with DOJ’s multi-year investigation into the U.S. generic pharmaceutical industry. Under a Deferred Prosecution Agreement (the “Agreement”) entered into with the Antitrust Division on July 23, 2020, the DOJ filed an information relating to conduct allegedly occurring between 2013 and 2015. If Taro U.S.A. adheres to the terms of the Agreement, including paying a penalty of $205.7 million, the DOJ will dismiss the information after three years. Taro U.S.A. has paid this amount in full to the Antitrust Division. Taro U.S.A. also reached an agreement with the DOJ Civil Division on September 30, 2021, pursuant to which Taro U.S.A. voluntarily entered into a five-year corporate integrity agreement with the U.S. Department of Health and Human Services’ Office of Inspector General, and agreed to pay $213.3 million to resolve all claims related to federal healthcare programs. Taro U.S.A. has paid this amount in full to the Civil Division.

The Company, its subsidiaries and, with respect to a complaint brought by U.S. State Attorneys General (“AG”) and a complaint brought by putative classes of indirect reseller plaintiffs (“IRPs”), a former member of Taro U.S.A.’s commercial team have been named as defendants in numerous putative class action lawsuits and additional lawsuits brought by and/or on behalf of purchasers and payors of several generic pharmaceutical products in the U.S. and Canada. The lawsuits allege that the Company, its subsidiaries, and the concerned individual in the AG and IRP complaints, have conspired with competitors to fix prices, rig bids, or allocate customers with respect to certain products, and also allege an industry-wide conspiracy as to nearly all generic pharmaceutical products. Each of the cases that were filed in U.S. federal court has been transferred to the U.S. District Court for the Eastern District of Pennsylvania for coordinated proceedings under the caption In re: Generic Drug Pricing Antitrust Litigation, MDL No. 2724. The Court had sequenced the lawsuits into separate groups for purposes of briefing motions to dismiss. Defendants filed motions to dismiss complaints in the first group. On October 16, 2018, the Court denied the motions with respect to the federal law claims. On February 15, 2019, the Court granted in part and denied in part the motions with respect to the state law claims. Certain cases are proceeding in discovery. The Court designated certain complaints naming Taro U.S.A. as “bellwether” cases to begin the sequencing of proceedings, and in December 2021, the Court issued an order setting certain bellwether schedules across 2022 and 2023, including related to discovery and motions practice. On November 4, 2021, a settlement was reached with the putative Direct Purchaser Plaintiff class (“DPPs”), a putative class generally comprised of wholesalers and distributors that purchased generic drug products from manufacturers, subject to final Court approval, pursuant to which Taro U.S.A. will pay a maximum of $67.6 million, subject to a reduction of up to $8 million depending on the volume of certain class members that may opt-out of the settlement.

Further, the Company has made a provision of $200 million (which includes the $67.6 million settlement amount) for ongoing multi-jurisdiction civil antitrust matters. An amount of $140 million was accounted for in the year ended March 31, 2021; and an additional provision of $60 million was recognized in the quarter ended June 30, 2021; however, the ultimate outcome of these matters cannot be predicted with certainty.

The Company and two of its former officers are named as defendants in a putative shareholder class action entitled Speakes v. Taro Pharmaceutical Industries, Ltd., filed October 25, 2016, which is now pending in the U.S. District Court for the Southern District of New York and asserts claims under Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) against all defendants and Section 20(a) of the Exchange Act against the individual defendants. It generally alleges that the defendants made material misstatements and omissions in connection with an alleged conspiracy to fix drug prices. On September 24, 2018, the Court granted in part and denied in part the Company’s motion to dismiss. The case is proceeding with limited discovery.

On June 22, 2020, a motion seeking documents before filing a shareholder derivative action was filed by a single shareholder against the Company and Taro U.S.A. in the Haifa District Court related to alleged U.S. antitrust violations. On September 22, 2020, a subsequent motion seeking documents was filed by a single shareholder against the Company related to alleged misreporting to U.S. Medicaid and three prior state settlements. Both motions were consolidated on February 16, 2021, and remain pending before the Haifa District Court. The Company has filed a motion to stay proceedings pending resolution of the related U.S. litigation.

3.
Other matters:

In June 2020, the Company was named as a defendant in a putative opioids-related class action pending in Israel, in which the claimant alleges that the Company did not provide sufficient disclosure regarding the risks associated with opioid use in alleged violation of the Israeli Consumer Protection Act. The Company filed its defense to the application for class action approval on May 2, 2021, and a preliminary hearing to address the issue may be scheduled for late 2022.

In June 2020, the Company and Taro U.S.A. were named as defendants in a complaint filed in the Zantac/Ranitidine Multi-District Litigation (“MDL”) consolidated in the U.S. District Court for the Southern District of Florida. The lawsuits name over 100 defendants, including brand manufacturers, generic manufacturers, repackagers, distributors, and retailers, involving allegations of injury caused by nitrosamine impurities. On September 4, 2020, and October 3, 2020, the MDL Court dismissed the Company and Taro U.S.A., respectively, from the master complaints without prejudice. Despite having been voluntarily dismissed from the master complaints, the Company and Taro U.S.A. were named in approximately 20 short form complaints filed by plaintiffs represented by attorneys unaffiliated with MDL leadership counsel. On July 8, 2021, the MDL court granted the generic Defendants’ motion to dismiss, the effect of which was to dismiss the Company and Taro U.S.A. with prejudice. That decision, which involves the issue of federal preemption, is up on appeal. Neither the Company nor Taro U.S.A. have been named as defendants in any of the pending state court cases involving ranitidine/Zantac of which we are aware.

In July 2019, the Company received a motion to approve a class action against 30 companies located in Haifa Bay, Israel, including the Company. The claimant, a civil association in Haifa Bay, claims that the industrial activity of the 30 companies allegedly caused higher percentages of lung cancer among Haifa Bay residents compared to the average in Israel. At this stage, the claimant seeks to receive district court approval for the motion to approve a class action. The 30 companies, including the Company, filed their defense to the class action on January 9, 2022.

d.
Other:

Payments to pharmacies for Medicaid-covered outpatient prescription drugs are set by the states. For many multiple source drugs for which FDA has rated at least three drugs as therapeutically equivalent, the amount that states may reimburse pharmacies in the aggregate is subject to a Federal upper limit (FUL) ceiling price. The Affordable Care Act enacted in March 2010 changed the methodology by which the Centers for Medicare & Medicaid Services (CMS) calculates the FULs so that the FUL is based on no less than 175% of the weighted-average of the monthly average manufacturer prices (AMPs) reported to the government by manufacturers of each of the therapeutically-equivalent multiple source drugs. In addition, under the Medicaid Drug Rebate Program, manufacturers are required, as a condition of Federal payment for their drugs under Medicaid, to pay rebates to state Medicaid programs on drugs dispensed to Medicaid beneficiaries in the state. The amount of the basic rebate is calculated for non-innovator multiple source drugs as 13% of AMP, and for innovator drugs as the greater of 23.1% of AMP or AMP minus the best price of the drug. Both innovator and non-innovator drugs are also subject to an additional rebate if AMP raises faster than inflation when compared to a base period AMP.

Before implementation of the new FUL methodology on April 1, 2016, CMS used average wholesale price (“AWP”) or Wholesale Acquisition Cost (“WAC”) in the calculation of FULs. States have also historically used AWP or WAC in setting Medicaid reimbursement rates for drugs. Under the Affordable Care Act, States were required to shift from an estimated acquisition cost-based methodology to an actual acquisition cost-based methodology for reimbursing pharmacies for drugs dispensed to Medicaid beneficiaries. Most states’ actual acquisition-cost based reimbursement formulas are survey based with many states utilizing the CMS-contractor produced National Average Drug Acquisition Cost (“NADAC”) survey data. Many of the legislative changes to the Medicaid Drug Rebate Program and Medicaid reimbursement formulas under the Affordable Care Act stemmed from civil lawsuits brought by states against pharmaceutical manufacturers in which there were allegations that the defendants overstated AWPs or WACs, which were used by state agencies to calculate drug reimbursements to healthcare providers.

The Collective Bargaining Agreement dated April 6, 2011, as amended and extended by the collective bargaining dated January 5, 2017 and July 2, 2020, among Taro Israel, the Histadrut Trade Union and Taro Israel’s Employees Committee (the “Collective Bargaining Agreement”) is valid until December 31, 2023, and automatically renews for one-year periods unless notice is provided by a party three months prior to the end of a term. The Collective Bargaining Agreement memorializes current employee-employer relations practices of Taro as well as additional rights relating to job security, compensation and other benefits.